Consolidated Balance Sheet - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 92,874,000	$ 35,113,000
Federal funds sold	19,543,000	0
Cash and cash equivalents	112,417,000	35,113,000
Equity securities, at fair value	609,000	710,000
Investment securities available for sale, at fair value	114,360,000	105,733,000
Loans held for sale	878,000	1,220,000
Loans:
Loans	1,104,085,000	984,258,000
Less: allowance for loan and lease losses	13,459,000	6,768,000
Net loans	1,090,626,000	977,490,000
Premises and equipment, net	18,333,000	17,874,000
Goodwill	15,071,000	15,071,000
Core deposit intangibles	1,724,000	2,056,000
Bank-owned life insurance	16,938,000	16,511,000
Other real estate owned	7,387,000	155,000
Accrued interest receivable and other assets	13,636,000	10,542,000
TOTAL ASSETS	1,391,979,000	1,182,475,000
LIABILITIES
Noninterest-bearing demand	291,347,000	191,370,000
Interest-bearing demand	195,722,000	107,844,000
Money market	198,493,000	160,826,000
Savings	243,888,000	192,003,000
Time	295,750,000	368,800,000
Total deposits	1,225,200,000	1,020,843,000
Short-term borrowings:
Federal funds purchased	0	75,000
Federal Home Loan Bank advances	0	5,000,000
Total short-term borrowings	0	5,075,000
Other borrowings	17,038,000	12,750,000
Accrued interest payable and other liabilities	5,931,000	6,032,000
TOTAL LIABILITIES	1,248,169,000	1,044,700,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 7,308,685 and 7,294,792 shares issued; 6,379,323 and 6,423,630 shares outstanding	86,886,000	86,617,000
Retained earnings	69,578,000	65,063,000
Accumulated other comprehensive income	4,284,000	1,842,000
Treasury stock, at cost; 929,362 and 871,162 shares	(16,938,000)	(15,747,000)
TOTAL STOCKHOLDERS' EQUITY	143,810,000	137,775,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,391,979,000	1,182,475,000
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans:
Loans	103,121,000	102,386,000
Less: allowance for loan and lease losses	1,342,000	801,000
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans:
Loans	309,424,000	302,180,000
Less: allowance for loan and lease losses	6,817,000	3,382,000
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans:
Loans	39,562,000	62,028,000
Less: allowance for loan and lease losses	461,000	340,000
Residential Portfolio Segment [Member]
Loans:
Loans	233,995,000	234,798,000
Less: allowance for loan and lease losses	1,683,000	726,000
Commercial And Industrial [Member]
Loans:
Loans	232,044,000	89,527,000
Less: allowance for loan and lease losses	1,353,000	456,000
Home Equity Lines of Credit [Member]
Loans:
Loans	112,543,000	112,248,000
Less: allowance for loan and lease losses	1,405,000	932,000
Construction and Other [Member]
Loans:
Loans	63,573,000	66,680,000
Less: allowance for loan and lease losses	378,000	103,000
Consumer Portfolio Segment [Member]
Loans:
Loans	9,823,000	14,411,000
Less: allowance for loan and lease losses	$ 20,000	$ 28,000